SIGNIFICANT ACCOUNTING POLICIES - (Disclosure of intangible assets useful lives) (Details)	12 Months Ended
Dec. 31, 2021
Trademarks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of intangible assets	10 years
Patient relationships [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of intangible assets	5 years